Retirement And Other Benefit Plans (Schedule Of Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Pension Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Expected Employer Contributions - 2013	$ 4.6
2013	4.2
2014	4.1
2015	4.2
2016	4.7
2017	4.6
2018-2022	26.2
Other Benefits [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Expected Employer Contributions - 2013	0.1
2013	0.1
2014	0.1
2015
2016
2017	0.1
2018-2022	$ 0.3